Foreign exchange and derivative financial instruments - Foreign Exchange Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024	Apr. 29, 2024
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Remeasurement and settlement of Euro denominated loan obligations (principal)	$ 22,168	$ (12,004)	$ 19,492
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	271	(83)	54
Other	(1,593)	106	444
Foreign exchange gain/(loss), net	20,846	(11,981)	19,990
€150,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	150,000
Remeasurement and settlement of Euro denominated loan obligations (principal)	2,910
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	6
Other	0
Foreign exchange gain/(loss), net	2,916
€120,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	120,000	120,000
Remeasurement and settlement of Euro denominated loan obligations (principal)	5,604	(4,608)	9,315
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	62	(35)	(80)
Other	0	0	0
Foreign exchange gain/(loss), net	5,666	(4,643)	9,235
€100,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	100,000			$ 100,000	$ 75,000
Remeasurement and settlement of Euro denominated loan obligations (principal)	6,150
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	111
Other	0
Foreign exchange gain/(loss), net	6,261
€50,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	50,000			$ 50,000	$ 45,000
Remeasurement and settlement of Euro denominated loan obligations (principal)	3,178
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	49
Other	0
Foreign exchange gain/(loss), net	3,227
€75,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount		75,000
Remeasurement and settlement of Euro denominated loan obligations (principal)		(2,880)	4,950
Remeasurement and settlement of Euro denominated loan obligations (finance cost)		(22)	49
Other		0	0
Foreign exchange gain/(loss), net		(2,902)	4,999
€45,000 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount		45,000
Remeasurement and settlement of Euro denominated loan obligations (principal)		(1,728)	2,970
Remeasurement and settlement of Euro denominated loan obligations (finance cost)		(7)	57
Other		0	0
Foreign exchange gain/(loss), net		(1,735)	3,027
€32,800 Fixed Rate Loan
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Notional amount	32,800
Remeasurement and settlement of Euro denominated loan obligations (principal)	2,168	(1,260)	2,165
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	30	(11)	27
Other	0	0	0
Foreign exchange gain/(loss), net	2,198	(1,271)	2,192
Euro Revolving Credit Facility ("RCF")
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Remeasurement and settlement of Euro denominated loan obligations (principal)	2,158	(1,528)	92
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	13	(8)	1
Other	0	0	0
Foreign exchange gain/(loss), net	2,171	(1,536)	93
Other
Disclosure Of Foreign Exchange Gain (Loss) [Line Items]
Remeasurement and settlement of Euro denominated loan obligations (principal)	0	0	0
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	0	0	0
Other	(1,593)	106	444
Foreign exchange gain/(loss), net	$ (1,593)	$ 106	$ 444